Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 17,132	$ 15,930	$ 2,866
Restricted cash		0	3,633
Due from related parties	32,671	28,327	21,418
Subscription receivable		0	6,611
Investments		1,209	1,353
Trade accounts receivable, net	47,504	44,955	50,928
Unbilled receivables on uncompleted contracts		9,931	11,640
Due from transfer agent		0	15,908
Advances and other receivables		5,508	13,165
Deferred income taxes		5,373	2,321
Inventories, net	31,473	28,965	24,181
Prepaid expenses		1,298	824
Other current assets	25,653	23,319
Accounts receivable
Total current assets	154,433	141,496	154,848
Long term assets:
Property, plant and equipment, net	108,237	103,980	87,382
Long term receivables from related parties	3,392	4,220	5,722
Other long term assets	5,734	6,195	262
Total long term assets	117,363	114,395	93,366
Total assets	271,796	255,891	248,214
Current liabilities
Accounts payable and accrued expenses	35,780	33,493	29,285
Current portion of customer advances on uncompleted contracts	12,048	5,782	28,470
Short-term debt and current portion of long-term debt	59,886	54,925	29,720
Note payable to shareholder	80	80	80
Other current liabilities	21,712	17,300
Due to related parties	3,588	1,456	8,397
Taxes payables		7,930	4,847
Deferred income taxes		8,416	6,698
Labor liabilities		449	6
Accrued liabilities and provisions		505	994
Total current liabilities	133,094	113,036	108,497
Long term liabilities:
Warrant liability	14,913	19,991	18,280
Customer advances on uncompleted contracts	6,767	8,333	8,220
Long-term debt	37,050	39,273	48,097
Total long term liabilities		67,597	74,597
Total liabilities	$ 191,824	$ 180,633	$ 183,094
COMMITMENTS AND CONTINGENCIES
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at March 31, 2015	$ 0	$ 0	$ 0
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 24,801,132 and 24,801,132 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	2	2	2
Legal Reserves	1,367	1,367	1,367
Additional paid-in capital	46,514	46,514	40,693
Retained earnings	48,687	38,806	18,488
Accumulated other comprehensive income	(16,598)	(11,431)	4,570
Total shareholders’ equity	79,972	75,258	65,120
Total liabilities and shareholders’ equity	$ 271,796	$ 255,891	$ 248,214